Derivative Financial Instruments and Risk Management Policies - Ineffective Portion of Accounting Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	€ (410)	€ 748
Changes in the fair value of hedges item for the hedged risk	(454)	768
Ineffective portion hedged registered in the income statement	44	(20)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	289	315
Changes in the fair value of hedges item for the hedged risk	288	336
Ineffective portion hedged registered in the income statement	1	(21)
Interest rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(22)	(129)
Changes in the fair value of hedges item for the hedged risk	(23)	(108)
Ineffective portion hedged registered in the income statement	1	(21)
Interest rate risk | Fair value hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	311	444
Changes in the fair value of hedges item for the hedged risk	311	444
Ineffective portion hedged registered in the income statement	0	0
Exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(461)	242
Changes in the fair value of hedges item for the hedged risk	(508)	238
Ineffective portion hedged registered in the income statement	47	4
Exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(917)	551
Changes in the fair value of hedges item for the hedged risk	(964)	547
Ineffective portion hedged registered in the income statement	47	4
Exchange rate risk | Net investment hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	456	(309)
Changes in the fair value of hedges item for the hedged risk	456	(309)
Ineffective portion hedged registered in the income statement	0	0
Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(238)	191
Changes in the fair value of hedges item for the hedged risk	(234)	194
Ineffective portion hedged registered in the income statement	(4)	(3)
Interest rate and exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(238)	191
Changes in the fair value of hedges item for the hedged risk	(234)	194
Ineffective portion hedged registered in the income statement	€ (4)	€ (3)